Leases - The Company as Lessee - Schedule of company's lease expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Expense [Member]
Lessee, Lease, Description [Line Items]
Lease expense for office leases	$ 137,991	$ 103,445	$ 104,167